Summary of Significant Accounting Policies (Details 3)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Balance Sheet [Member] | RMB:1USD [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign currency, exchange rates, balance sheet	6.7905		7.0651	6.8657
Balance Sheet [Member] | AUD:1USD [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign currency, exchange rates, balance sheet	1.3964		1.4514	1.4238
Balance Sheet [Member] | HKD:1USD [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign currency, exchange rates, balance sheet	7.7500		7.7505	7.8130
Balance Sheet [Member] | CAD:1USD [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign currency, exchange rates, balance sheet	1.3323		1.3617	1.3092
Profits/Loss [Member] | RMB:1USD [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign currency, exchange rates, Profits/Loss	6.9217	7.0146	7.0312	6.8223
Profits/Loss [Member] | AUD:1USD [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign currency, exchange rates, Profits/Loss	1.3992	1.4592	1.4924	1.3984
Profits/Loss [Member] | HKD:1USD [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign currency, exchange rates, Profits/Loss	7.7506	7.8300	7.7948	7.8387
Profits/Loss [Member] | CAD:1USD [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign currency, exchange rates, Profits/Loss	1.3325	1.3200	1.3421	1.3238